Share-Based Compensation (Tables)	12 Months Ended
May 31, 2023
Summary of NES Activities under 2006 and 2016 Share Incentive Plan
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2023 are summarized as follows:

	Number of NES	Weighted-average grant date fair (US$)
NES outstanding as of May 31, 2022	16,495,845	11.51
Granted	20,759,130	2.60
Vested	(5,659,610)	11.51

Forfeited	(1,324,092)	8.90
NES outstanding as of May 31, 2023	30,271,273	5.52
NES expect to vest as of May 31, 2023	30,271,273

Koolearn pre ipo share option scheme [Member]
Share-based compensation, stock options
The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2021	36,902,985	1.13
Forfeited	(837,500)	1.13
Exercised	(153,500)	1.13

Outstanding as of May 31, 2022	35,911,985	1.13
Exercised	(8,827,600)	1.13

Outstanding as of May 31, 2023	27,084,385	1.13

Options vested and expected to vest as of May 31, 2023	27,084,385	1.13

Koolearn post ipo share option [Member]
Share-based compensation, stock options
The movements of share options under the East Buy
Post-IPO
Share Option I are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2021	29,541,815	3.26
Forfeited	(10,088,192)	3.26
Cancelled	(7,971,290)	3.26
Cancelled and replaced by East Buy Post-IPO Share Option III (a)	(11,482,333)	0.67

Outstanding as of May 31, 2022 and 2023	—	—

Options vested and expected to vest as of May 31, 2023	—	—

Koolearn post ipo share option two [Member]
Share-based compensation, stock options
The movements of share options under the East Buy
Post-IPO
Share Option II are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2021	20,848,000	4.39
Forfeited	(6,445,000)	4.39
Cancelled	(6,311,000)	4.39
Cancelled and replaced by East Buy Post-IPO Share Option III (a)	(8,092,000)	0.67

Outstanding as of May 31, 2022 and 2023	—	—

Options vested and expected to vest as of May 31, 2023	—	—

The fair value estimate of share options
(a)	Those options were cancelled and replaced as disclosed below.
The assumptions used to estimate the fair value of the share options granted under East Buy Post-IPO Share Option II, are as follows:

	August 25, 2020
Weighted average share price	US$	4.52
Exercise price	US$	4.39
Expected volatility		49.5%
Expected life		10 years
Risk-free rate		0.44%
Expected dividend yield		0.00%

Koolean Post Ipo Share Option Three [Member]
Share-based compensation, stock options
The movements of share options under the
East Buy
Post-IPO
Share Option III are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on November 15, 2021	24,986,000	0.67
Forfeited	(2,447,497)	0.67
Granted to replace cancelled options	23,455,590	0.67

Outstanding as of May 31, 2022	45,994,093	0.67

Forfeited	(1,216,275)	0.67
Exercised	(4,315,008)	0.67

Outstanding as of May 31, 2023	40,462,810	0.67

Options vested and expected to vest as of May 31, 2023	40,462,810	0.67

The fair value estimate of share options

	November 15, 2021
Weighted average share price	US$	0.67
Exercise price	US$	0.67
Expected volatility		61%
Expected life		10 years
Risk-free rate		1.63%
Expected dividend yield		0.00%

East Buy 2023 Scheme [Member]
Share-based compensation, stock options
The movements of share awards under the East Buy 2023 Scheme for the year ended May 31, 2023 are summarized as follows:

	Number of shares	Weighted-average grant date fair value US$
Granted on April 11, 2023	30,459,000	3.69
Vested	—	—
Forfeited	(145,000)	3.69
Outstanding as of May 31, 2023	30,314,000	3.69

Vested and expect to vest as of May 31, 2023	30,314,000